Summary of Significant Accounting Policies - Schedule of Property and Equipment Net (Details) - A Place For Rover INC	12 Months Ended
Dec. 31, 2020
Computer Equipment
Property Plant And Equipment [Line Items]
Estimated useful lives	3 years
Furniture and Fixtures | Minimum
Property Plant And Equipment [Line Items]
Estimated useful lives	5 years
Furniture and Fixtures | Maximum
Property Plant And Equipment [Line Items]
Estimated useful lives	7 years
Leasehold Improvements
Property Plant And Equipment [Line Items]
Estimated useful lives	Shorter of estimated useful life of asset or remaining lease term